Note 8 - Stock-based Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		9 Months Ended
	Mar. 28, 2017	Sep. 30, 2018	Sep. 30, 2017
Outstanding (in shares)
Outstanding, weighted average grant date fair value (in dollars per share)
Granted (in shares)	150,000	150,000	150,000
Granted, weighted average grant date fair value (in dollars per share)		$ 3.35	$ 1.14
Redeemed (in shares)			(150,000)
Redeemed, weighted average grant date fair value (in dollars per share)			$ 1.14
Outstanding (in shares)		150,000
Outstanding, weighted average grant date fair value (in dollars per share)		$ 3.35